Financial Instruments - maturity analysis - Contractual Maturity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments
Contractual maturity period for undiscounted cash flows	20 years
Threshold period for principal amounts of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Threshold period for interest payments of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
0-3 months
Financial Instruments
Maturity gap	£ 96,918	£ 79,957
Cumulative maturity gap	96,918	79,957
0-3 months | Financial assets
Financial Instruments
Undiscounted cash flows, assets	161,500	144,470
0-3 months | Total maturing assets
Financial Instruments
Undiscounted cash flows, assets	115,321	96,100
0-3 months | Cash and balances at central banks
Financial Instruments
Undiscounted cash flows, assets	98,337	73,822
0-3 months | Loans and advances to banks
Financial Instruments
Undiscounted cash flows, assets	10,792	11,753
0-3 months | Debt securities
Financial Instruments
Undiscounted cash flows, assets	3,675	4,999
0-3 months | Settlement balances
Financial Instruments
Undiscounted cash flows, assets	2,517	5,526
0-3 months | Loans and advances to customers
Financial Instruments
Undiscounted cash flows, assets	45,898	47,915
0-3 months | Derivative held for hedging
Financial Instruments
Undiscounted cash flows, assets	281	455
0-3 months | Financial liabilities
Financial Instruments
Undiscounted cash flows, liabilities	375,209	354,784
0-3 months | Total maturing liabilities
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	18,403	16,143
0-3 months | Deposits by banks
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	9,180	7,205
0-3 months | Debt securities in issue
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	4,106	2,269
0-3 months | Subordinated Liabilities
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	87	996
0-3 months | Settlement Balances and other liabilities
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	5,030	5,673
0-3 months | Customer accounts
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	356,594	338,436
0-3 months | Derivatives held for hedging
Financial Instruments
Undiscounted cash flows, derivative financial liabilities	212	205
0-3 months | Guarantees and Commitments
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	128,947	142,191
0-3 months | Guarantees
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	7,718	7,867
0-3 months | Commitments
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	121,229	134,324
3-12 months
Financial Instruments
Maturity gap	(2,185)	754
Cumulative maturity gap	94,733	80,711
3-12 months | Financial assets
Financial Instruments
Undiscounted cash flows, assets	39,385	40,911
3-12 months | Total maturing assets
Financial Instruments
Undiscounted cash flows, assets	6,522	6,290
3-12 months | Cash and balances at central banks
Financial Instruments
Undiscounted cash flows, assets		428
3-12 months | Loans and advances to banks
Financial Instruments
Undiscounted cash flows, assets	633	438
3-12 months | Debt securities
Financial Instruments
Undiscounted cash flows, assets	5,889	5,424
3-12 months | Loans and advances to customers
Financial Instruments
Undiscounted cash flows, assets	32,031	33,443
3-12 months | Derivative held for hedging
Financial Instruments
Undiscounted cash flows, assets	832	1,178
3-12 months | Financial liabilities
Financial Instruments
Undiscounted cash flows, liabilities	13,294	10,884
3-12 months | Total maturing liabilities
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	8,707	5,536
3-12 months | Deposits by banks
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	1,740	33
3-12 months | Debt securities in issue
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	4,322	4,537
3-12 months | Subordinated Liabilities
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	2,645	966
3-12 months | Customer accounts
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	4,298	4,943
3-12 months | Derivatives held for hedging
Financial Instruments
Undiscounted cash flows, derivative financial liabilities	289	405
More than 1 year but less than 3 years
Financial Instruments
Maturity gap	(3,549)	(2,050)
Cumulative maturity gap	91,184	78,661
More than 1 year but less than 3 years | Financial assets
Financial Instruments
Undiscounted cash flows, assets	78,467	78,655
More than 1 year but less than 3 years | Total maturing assets
Financial Instruments
Undiscounted cash flows, assets	12,054	11,309
More than 1 year but less than 3 years | Loans and advances to banks
Financial Instruments
Undiscounted cash flows, assets	94	47
More than 1 year but less than 3 years | Debt securities
Financial Instruments
Undiscounted cash flows, assets	11,960	11,262
More than 1 year but less than 3 years | Loans and advances to customers
Financial Instruments
Undiscounted cash flows, assets	65,077	65,027
More than 1 year but less than 3 years | Derivative held for hedging
Financial Instruments
Undiscounted cash flows, assets	1,336	2,319
More than 1 year but less than 3 years | Financial liabilities
Financial Instruments
Undiscounted cash flows, liabilities	18,009	16,172
More than 1 year but less than 3 years | Total maturing liabilities
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	15,603	13,359
More than 1 year but less than 3 years | Deposits by banks
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	3,614	1,285
More than 1 year but less than 3 years | Debt securities in issue
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	10,474	7,239
More than 1 year but less than 3 years | Subordinated Liabilities
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	1,515	4,835
More than 1 year but less than 3 years | Customer accounts
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	1,218	1,484
More than 1 year but less than 3 years | Derivatives held for hedging
Financial Instruments
Undiscounted cash flows, derivative financial liabilities	1,188	1,329
More than 3 years but less than 5 years
Financial Instruments
Maturity gap	(10,062)	(4,502)
Cumulative maturity gap	81,122	74,159
More than 3 years but less than 5 years | Financial assets
Financial Instruments
Undiscounted cash flows, assets	63,662	61,773
More than 3 years but less than 5 years | Total maturing assets
Financial Instruments
Undiscounted cash flows, assets	11,312	8,567
More than 3 years but less than 5 years | Debt securities
Financial Instruments
Undiscounted cash flows, assets	11,312	8,567
More than 3 years but less than 5 years | Loans and advances to customers
Financial Instruments
Undiscounted cash flows, assets	52,016	52,675
More than 3 years but less than 5 years | Derivative held for hedging
Financial Instruments
Undiscounted cash flows, assets	334	531
More than 3 years but less than 5 years | Financial liabilities
Financial Instruments
Undiscounted cash flows, liabilities	21,977	13,802
More than 3 years but less than 5 years | Total maturing liabilities
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	21,374	13,069
More than 3 years but less than 5 years | Deposits by banks
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	16,023	5,050
More than 3 years but less than 5 years | Debt securities in issue
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	3,731	5,381
More than 3 years but less than 5 years | Subordinated Liabilities
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	1,620	2,638
More than 3 years but less than 5 years | Customer accounts
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	77	149
More than 3 years but less than 5 years | Derivatives held for hedging
Financial Instruments
Undiscounted cash flows, derivative financial liabilities	526	584
5-10 years
Financial Instruments
Maturity gap	(4,756)	(6,562)
Cumulative maturity gap	76,366	67,597
5-10 years | Financial assets
Financial Instruments
Undiscounted cash flows, assets	81,479	79,305
5-10 years | Total maturing assets
Financial Instruments
Undiscounted cash flows, assets	12,813	13,541
5-10 years | Debt securities
Financial Instruments
Undiscounted cash flows, assets	12,813	13,541
5-10 years | Loans and advances to customers
Financial Instruments
Undiscounted cash flows, assets	68,500	65,427
5-10 years | Derivative held for hedging
Financial Instruments
Undiscounted cash flows, assets	166	337
5-10 years | Financial liabilities
Financial Instruments
Undiscounted cash flows, liabilities	18,402	21,008
5-10 years | Total maturing liabilities
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	17,569	20,103
5-10 years | Deposits by banks
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	61	78
5-10 years | Debt securities in issue
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	9,762	7,604
5-10 years | Subordinated Liabilities
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	7,746	12,421
5-10 years | Customer accounts
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	20	51
5-10 years | Derivatives held for hedging
Financial Instruments
Undiscounted cash flows, derivative financial liabilities	813	854
10-20 years
Financial Instruments
Maturity gap	936	(118)
Cumulative maturity gap	77,302	67,479
10-20 years | Financial assets
Financial Instruments
Undiscounted cash flows, assets	85,744	81,126
10-20 years | Total maturing assets
Financial Instruments
Undiscounted cash flows, assets	3,638	3,291
10-20 years | Debt securities
Financial Instruments
Undiscounted cash flows, assets	3,638	3,291
10-20 years | Loans and advances to customers
Financial Instruments
Undiscounted cash flows, assets	81,995	77,710
10-20 years | Derivative held for hedging
Financial Instruments
Undiscounted cash flows, assets	111	125
10-20 years | Financial liabilities
Financial Instruments
Undiscounted cash flows, liabilities	3,468	4,301
10-20 years | Total maturing liabilities
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	2,702	3,409
10-20 years | Deposits by banks
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	71	79
10-20 years | Debt securities in issue
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	49	798
10-20 years | Subordinated Liabilities
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	2,582	2,532
10-20 years | Customer accounts
Financial Instruments
Undiscounted cash flows, non-derivative financial liabilities	28	35
10-20 years | Derivatives held for hedging
Financial Instruments
Undiscounted cash flows, derivative financial liabilities	738	857
Held-for-trading | Financial Assets and Liabilities, Category
Financial Instruments
Financial Liabilities	232,917	316,954
Held-for-trading | Financial Assets and Liabilities, Category
Financial Instruments
Financial Assets	£ 243,867	£ 328,852